UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
- Dreyfus Premier Financial Services Fund
- Dreyfus Premier Natural Resources Fund
(formerly, Dreyfus Premier Natural Leaders Fund)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30

Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER ENTERPRISE FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--91.5%	Shares		Value ($)

Aerospace & Military Technology--1.3%
Ladish	90,000	[a]	2,011,500
SI International	45,725	[a]	1,397,813
			3,409,313

Apparel, Accessories & Luxury Goods--.4%
Orange 21	261,725	[a]	994,555

Application Software--1.0%
Mind CTI	494,200	[b]	1,294,804
Ulticom	129,675	[a]	1,272,112
			2,566,916

Audio/Video Products--.9%
DTS	68,640	[a]	1,015,872
Scopus Video Networks	203,000	[a]	1,218,000
			2,233,872

Banking--2.9%
Community Bancorp/NV	89,950	[a]	2,843,319
Placer Sierra Bancshares	100,000		2,771,000
Preferred Bank/Los Angeles, CA	43,225		1,923,513
			7,537,832

Biotechnology--.7%
Senomyx	157,075	[a]	1,903,749

Building Products--1.6%
Trex	149,375	[a,b]	4,189,969

Casinos & Gaming--1.1%
Century Casinos	325,563	[a]	2,799,842

Communications Equipment--5.1%
Comtech Group	347,725	[a]	2,159,372
Radyne	261,525	[a]	3,810,419
Redback Networks	235,525	[a]	3,311,482
Symmetricom	310,825	[a]	2,632,688
Terayon Communication Systems	536,325	[a]	1,238,911
			13,152,872

Construction/Farm Machinery/Heavy Trucks--1.2%
Gehl	124,575	[a]	3,270,094

Diversified Commercial Services--2.4%
Huron Consulting Group	40,895	[a]	981,071
Mobile Mini	32,425	[a]	1,536,945
Rush Enterprises, Cl. A	250,075	[a]	3,721,116
			6,239,132

Electronic Manufacturing Services--1.8%
Multi-Fineline Electronix	30,000	[a]	1,445,100
TTM Technologies	347,300	[a]	3,264,620
			4,709,720

Exchange Traded Funds--5.7%
iShares Russell 2000 Growth Index Fund	71,600	[b]	4,987,656
iShares S&P SmallCap 600	42,525	[b]	4,944,382
Nasdaq-100 Index Tracking Stock	121,375		4,905,978
			14,838,016

Finance--2.7%
Asta Funding	54,225	[b]	1,482,511
Marlin Business Services	56,600	[a]	1,352,174
Pacific Premier Bancorp	119,925	[a]	1,415,115
United PanAm Financial	104,475	[a]	2,702,768
			6,952,568

Food Distributors--.9%
Central European Distribution	58,300	[a,b]	2,340,162

Gold Mining--1.3%
Northgate Minerals	1,819,850	[a]	3,330,325

Health Care--2.2%
AMN Healthcare Services	164,575	[a]	3,255,293
MWI Veterinary Supply	92,650	[a]	2,391,296
			5,646,589

Health Care Facilities--1.0%
Five Star Quality Care	345,575	[a]	2,719,675

Health Services--7.0%
Amedisys	67,950	[a,b]	2,870,208
AMICAS	250,900	[a,b]	1,244,464
Emageon	102,450	[a]	1,628,955
HealthTronics	124,325	[a]	951,086
Merge Technologies	137,425	[a,b]	3,441,122
Option Care	153,425	[b]	2,049,758
Res-Care	297,100	[a]	5,160,627
Vital Images	28,450	[a,b]	743,968
			18,090,188

Home Furnishings--1.9%
Interface, Cl. A	598,080	[a]	4,916,218

Human Resources--1.4%
Barrett Business Services	144,564	[a]	3,612,654

Industrial Machinery--2.2%
Flanders	112,125	[a]	1,363,440
Gardner Denver	88,150	[a]	4,345,795
			5,709,235

Internet Software--6.6%
24/7 Real Media	495,875	[a]	3,639,723

Open Solutions	56,475	[a,b]	1,294,407
Perficient	344,000	[a,b]	3,065,040
RADWARE	142,200	[a]	2,582,352
SonicWALL	472,475	[a]	3,742,002
SupportSoft	216,925	[a]	915,424
Valueclick	100,784	[a]	1,825,198
			17,064,146

Leisure Products--2.8%
MarineMax	234,700	[a,b]	7,409,479

Medical Equipment--7.3%
Adeza Biomedical	69,750	[a]	1,468,237
Angiodynamics	43,975	[a]	1,122,682
Cynosure, Cl. A	70,775	[a,b]	1,485,567
Encore Medical	232,375	[a,b]	1,150,256
Hologic	162,118	[a]	6,147,515
I-Flow	237,375	[a,b]	3,470,422
Molecular Devices	83,725	[a]	2,422,164
Rita Medical Systems	171,750	[a]	671,543
Spectranetics	95,425	[a]	1,073,531
			19,011,917

Mining & Metals--.5%
Gammon Lake Resources	113,325	[a]	1,348,567

Office Services & Supplies--1.9%
PeopleSupport	575,350	[a]	4,884,722

Oil & Gas/Exploration & Production--2.1%
Gasco Energy	580,225	[a,b]	3,788,869
Toreador Resources	74,700	[a,b]	1,573,929
			5,362,798

Oil & Gas/Drilling & Equipment--1.1%
Union Drilling	200,000	[a]	2,906,000

Oil Well Equipment & Services--3.0%
Matrix Service	277,175	[a,b]	2,727,402
Tetra Technologies	98,775	[a]	3,014,613
W-H Energy Services	59,100	[a]	1,955,028
			7,697,043

Pharmaceutical--.3%
Auxilium Pharmaceuticals	165,125	[a,b]	918,095

Restaurants--5.6%
Buffalo Wild Wings	124,875	[a,b]	4,147,099
Cosi	399,000	[a]	3,311,700
McCormick & Schmick's Seafood Restaurants	115,783	[a,b]	2,617,854
Red Robin Gourmet Burgers	89,646	[a,b]	4,568,360
			14,645,013

Retail--.7%
Celebrate Express	145,100	[a]	1,958,850

Semiconductors--4.9%
Nanometrics	161,475	[a,b]	1,777,824
Ultratech	394,969	[a]	6,485,391
Volterra Semiconductor	292,275	[a,b]	4,384,125
			12,647,340

Specialty Retail/Stores--2.9%
Golf Galaxy	149,000	[a,b]	2,853,350
Guitar Center	93,440	[a]	4,672,934
			7,526,284

Technology--.5%
SYNNEX	80,000	[a]	1,208,800

Transportation-Marine--.6%
TOP Tankers	124,900	[a]	1,536,270

Trucking--3.0%
Marten Transport	233,489	[a]	4,254,160
Old Dominion Freight Line	132,607	[a]	3,577,737
			7,831,897

Wireless Communications--1.0%
InPhonic	298,800	[a,b]	2,596,572

Total Common Stocks
(cost $198,184,416)			237,717,289

	Principal
Short-Term Investment--7.0%	Amount ($)		Value ($)

Commercial Paper;
CAFCO LLC,
4.12%, 1/3/2006	18,100,000	[c]	18,095,857
(cost $18,095,857)

Total Investments (cost $216,280,273)	98.5%		255,813,146

Cash and Receivables (Net)	1.5%		4,031,005

Net Assets	100.0%		259,844,151

ADR - American Depository Receipts.
[a] Non- income producing.
[b] All or a portion of these securities are on loan. At December 31, 2005, the total market value of the fund's securities on loan is $35,417,397 and the total market value of the collateral held by the fund is $37,263,626.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers.
At December 31, 2005, this security amounted $18,095,857 or 7.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

DREYFUS PREMIER FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS

December 31, 2005 (Unaudited)
Common Stocks--99.7%	Shares		Value ($)

Banking--24.6%
Bank of America	2,950		136,142
BankAtlantic Bancorp, Cl. A	4,100		57,400
Boston Private Financial Holdings	2,420		73,616
Columbia Bancorp/MD	410		16,913
Golden West Financial	300		19,800
HSBC Holdings, ADR	740		59,548
Marshall & Ilsley	700		30,128
PNC Financial Services Group	650		40,190
R-G Financial, Cl. B	3,000		39,600
SunTrust Banks	200		14,552
US Bancorp	1,060		31,683
W Holding	3,000		24,690
Wachovia	3,050		161,223
Wells Fargo & Co.	1,400		87,962
			793,447

Financial Services--22.7%
Accredited Home Lenders Holding	900	[a,b]	44,622
Capital One Financial	1,554		134,266
Chicago Mercantile Exchange Holdings	120		44,099
Commercial Capital Bancorp	3,750		64,200
Countrywide Financial	5,280		180,523
E*Trade Financial	5,170	[a]	107,846
Freddie Mac	400		26,140
MBNA	3,850		104,528
SLM	450		24,791
			731,015

Insurance--22.9%
ACE	810		43,286
Allstate	360		19,465
American International Group	2,300		156,929
Axis Capital Holdings	500		15,640
Chubb	320		31,248
Fidelity National Title Group, Cl. A	1,100		26,785
Genworth Financial, Cl. A	2,230		77,113
Hartford Financial Services Group	400		34,356
Metlife	1,800		88,200
Prudential Financial	1,380		101,002
RenaissanceRe Holdings	400		17,644

St. Paul Travelers Cos.	1,400		62,538
UnumProvident	2,100		47,775
XL Capital, Cl. A	260		17,519
			739,500

Investment Companies--20.9%
Affiliated Managers Group	980	[a]	78,645
Ameriprise Financial	800		32,800
Calamos Asset Management, Cl. A	540		16,983
Citigroup	2,470		119,869
Eaton Vance	1,190		32,558
Goldman Sachs Group	130		16,602
Investment Technology Group	1,260	[a]	44,654
JPMorgan Chase & Co.	4,130		163,920
Merrill Lynch & Co.	2,290		155,102
National Financial Partners	250		13,138
			674,271

Real Estate Investment Trusts--8.6%
Alexandria Real Estate Equities	360		28,980
CapitalSource	6,600		147,840
New Century Financial	1,350	[b]	48,695
Saxon Capital	4,600		52,118
	87,764		277,633

Total Investments (cost $2,893,736)	99.7%		3,215,866

Cash and Receivables (Net)	.3%		10,956

Net Assets	100.0%		3,226,822

ADR - American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities is on loan. At December 31, 2005, the total market value of the fund's securities on loan is $86,103 and the total market value of the collateral held by the fund is $89,600.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER NATURAL LEADERS FUND
STATEMENT OF INVESTMENTS
December 31, 2005 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)

Basic Industries--12.5%
Chemtura	9,500		120,650
Cleveland-Cliffs	2,200		194,854
Denbury Resources	11,500	[a]	261,970
Gasco Energy	30,100	[a]	196,553
OPTI Canada	5,400	[a]	177,198
Peabody Energy	4,900		403,858
Praxair	2,000		105,920
Southwestern Energy	14,200	[a]	510,348
Todco, Cl. A	14,000		532,840
Zinifex	56,700		286,331
			2,790,522

Capital Goods--1.1%
Joy Global	5,850		234,000

Energy--53.1%
Amerada Hess	3,100		393,142
Baker Hughes	7,900		480,162
BJ Services	13,000		476,710
BP, ADR	3,700		237,614
Chevron	8,960		508,659
ConocoPhillips	11,290		656,852
Diamond Offshore Drilling	3,800		264,328
ENSCO International	3,700		164,095
Exxon Mobil	7,200		404,424
Fording Canadian Coal Trust (Units)	6,600		228,162
Global Industries	24,600	[a]	279,210
GlobalSantaFe	10,400		500,760
Grant Prideco	16,058	[a]	708,479
Grey Wolf	19,500	[a]	150,735
Halliburton	4,700		291,212
Headwaters	6,500	[a]	230,360
Helmerich & Payne	4,400		272,404
Marathon Oil	7,000		426,790
Nabors Industries	6,200	[a]	469,650
National Oilwell Varco	3,400	[a]	213,180
Noble	3,670		258,882
Occidental Petroleum	3,500		279,580
Offshore Logistics	4,100	[a]	119,720
Patterson-UTI Energy	11,800		388,810
Pioneer Drilling	14,700	[a]	263,571
Pride International	5,100	[a]	156,825
Questar	4,350		329,295
Rowan Cos.	7,100		253,044
Sasol, ADR	6,500		231,660
Sunoco	3,900		305,682
Total, ADR	3,200		404,480
Transocean	11,000	[a]	766,590
Valero Energy	9,000		464,400
Weatherford International	6,800	[a]	246,160
			11,825,627

Energy Equipment & Services--4.8%
Basic Energy Services	5,450	[a]	108,728

Canadian Natural Resources	7,100		352,302
Hercules Offshore	14,100	[a]	400,581
Hornbeck Offshore Services	6,300	[a]	206,010
			1,067,621

Exchange Traded Funds--4.7%
iShares COMEX Gold Trust	9,210	[a]	476,433
Streettracks Gold Trust	11,100	[a]	573,093
			1,049,526

Machinery & Engineering--3.0%
BHP Billiton, ADR	9,600		320,832
Bronco Drilling	8,800	[a]	202,488
Bucyrus International, Cl. A	2,900		152,830
			676,150

Metals--4.4%
Amerigo Resources	70,000		140,855
Cameco	5,800		367,662
FNX Mining	26,700	[a]	312,657
Rio Tinto, ADR	800		146,232
			967,406

Oil & Gas/Exploration & Production--15.1%
Anadarko Petroleum	3,100		293,725
Apache	5,000		342,600
Chesapeake Energy	19,200		609,216
Mission Oil & Gas	24,100	[a]	154,601
Parallel Petroleum	17,600	[a]	299,376
Range Resources	8,100		213,354
Riata Energy	18,000	[a,b]	270,000
Ultra Petroleum	5,900	[a]	329,220
Unit	5,500	[a]	302,665
XTO Energy	12,500		549,250
			3,364,007
Total Common Stocks
(cost $18,806,136)			21,974,859

Other Investment--1.0%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $231,000)	231,000	[c]	231,000

Total Investments (cost $19,037,136)	99.7%		22,205,859

Cash and Receivables (Net)	.3%		59,868

Net Assets	100.0%		22,265,727

ADR - American Depository Receipts.
[a] Non-income producing.
[b] Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, this security amounted to $270,000 or
1.2% of net assets.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual report previously filed with the Securities and Exchange
Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
- Dreyfus Premier Financial Services Fund
- Dreyfus Premier Natural Resources Fund
(formerly, Dreyfus Premier Natural Leaders Fund)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)